Schedule II Schedule - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 5,331	$ 3,482	$ 1,757
Additions - Changes in allowances, charges to expenses and changes to other accounts	9,658	10,796	6,970
Deductions	(10,147)	(8,947)	(5,245)
Balance at end of period	4,842	5,331	3,482
Billing adjustments
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	547	1,360	926
Additions - Changes in allowances, charges to expenses and changes to other accounts	655	(627)	614
Deductions	(61)	(186)	(180)
Balance at end of period	1,141	547	1,360
Merchant losses
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	4,326	2,039	1,366
Additions - Changes in allowances, charges to expenses and changes to other accounts	2,649	5,002	1,682
Deductions	(2,678)	(2,715)	(1,009)
Balance at end of period	4,297	4,326	2,039
Transaction processing
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	2,208	2,851	6,457
Additions - Changes in allowances, charges to expenses and changes to other accounts	4,514	6,714	3,669
Deductions	(3,115)	(7,357)	(7,275)
Balance at end of period	3,607	2,208	2,851
Fraud losses
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	9,519	10,527	9,391
Additions - Changes in allowances, charges to expenses and changes to other accounts	65,108	51,194	49,362
Deductions	(61,574)	(52,202)	(48,226)
Balance at end of period	13,053	9,519	10,527
Deferred tax valuation allowance
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	29,531	21,301	18,446
Additions - Changes in allowances, charges to expenses and changes to other accounts	996	8,648	4,124
Deductions	(2,710)	(418)	(1,269)
Balance at end of period	$ 27,817	$ 29,531	$ 21,301